Accounts Receivable (Sound Concepts Inc.)	12 Months Ended
Dec. 31, 2018
Sound Concepts, Inc. [Member]
Accounts Receivable

Note 3. Accounts Receivable

Accounts receivable, net consisted of the following:

	December 31,
	2018	2017

Accounts receivable	$1,003,000	$921,000
Less allowance for doubtful accounts	(29,000)	(10,000)
Total accounts receivable, net	$974,000	$911,000

During the years ended December 31, 2018 and 2017, the Company recognized bad debt expense of $23,000 and $81,000, respectively, which was reported as part of Operating Expenses in the accompanying statement of operations.